Statement of Financial Position - Balance Sheet- Parenthetical (USD $)	Jun. 30, 2011	Dec. 31, 2010
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares Issued	26,117,767	25,990,868
Common Stock, Shares Outstanding	26,117,767	25,990,868